Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes	The components of loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2019	2018
Domestic	$(45,106)	$(20,748)
Foreign	(1,635)	(164)
Loss before income taxes	$(46,741)	$(20,912)

Schedule of effective income tax rate reconciliation
A reconciliation of the difference between the federal statutory rate and the effective income tax rate as a percentage of income before taxes for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	Year Ended December 31,
	2019		2018
	Amount	Tax Rate	Amount	Tax Rate
Federal statutory income tax	$(9,801)	21.00%	$(4,414)	21.00%
State income tax, net of federal tax benefit	(1,577)	3.38	(618)	2.94
Foreign tax	(25)	0.05	22	(0.10)
Other	328	(0.72)	253	(1.20)
Valuation allowance net of deferred tax assets	12,989	(27.83)	4,247	(20.21)
Stock-based compensation	(1,267)	2.71	11	(0.05)
Return to provision	(581)	1.25	(45)	0.21
Change of rate	—	—	566	(2.69)
Effective income tax rate	$66	(0.2)%	$22	(0.1)%

Schedule of deferred tax assets and liabilities	Significant components of the Company’s deferred taxes at December 31, 2019 and 2018 are as follows (in thousands):

	As of December 31,
	2019	2018
Deferred tax assets
Net operating loss carryforwards	$30,285	$17,228
Operating lease liability	4,915	—
Deferred rent	—	3,940
Other	1,522	678
Total deferred tax assets	36,722	21,846
Deferred tax liabilities
Depreciation and amortization	(3,598)	(4,193)
Deferred commissions and bonus	(2,652)	(1,848)
Operating lease right-of-use asset	(1,345)	—
Other	(847)	(514)
Total deferred tax liabilities	(8,442)	(6,555)
Less: Valuation allowance	(28,280)	(15,291)
Net deferred tax asset (liability)	$—	$—